Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2015	2014	2013
EPS Numerator––Basic
Income from continuing operations	$6,975	$9,119	$11,410
Less: Net income attributable to noncontrolling interests	26	32	30
Income from continuing operations attributable to Pfizer Inc.	6,949	9,087	11,380
Less: Preferred stock dividends––net of tax	1	1	2
Income from continuing operations attributable to Pfizer Inc. common shareholders	6,948	9,086	11,378
Discontinued operations––net of tax	11	48	10,662
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	—	—	39
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	11	48	10,623
Net income attributable to Pfizer Inc. common shareholders	$6,959	$9,134	$22,001
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$6,948	$9,087	$11,380
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	11	48	10,623
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$6,960	$9,135	$22,003
EPS Denominator
Weighted-average number of common shares outstanding––Basic	6,176	6,346	6,813
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreement	81	78	82
Weighted-average number of common shares outstanding––Diluted	6,257	6,424	6,895
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(a)	50	44	43

(a)
These common stock equivalents were outstanding for the years ended December 31, 2015, 2014 and 2013, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.